Offsets	Mar. 28, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Welltower Inc.
Form or Filing Type	S-3
File Number	333-264093
Initial Filing Date	Oct. 29, 2024
Fee Offset Claimed	$ 212,686.86
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $1.00 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,389,202,237
Offset Note
(1)
$5,000,000,000 in aggregate offering amount of Common Stock was previously registered under the prospectus supplement filed by the Registrant on October 29, 2024, pursuant to the registration statement on Form
S-3ASR
(File
No. 333-264093)
filed on April 1, 2022, of which $1,389,202,237.00 in aggregate offering amount has not been sold. Pursuant to Rule 457(p) under the Securities Act, the filing fee due hereunder is offset by the amount of filing fees of $212,686.86 associated with such unsold shares. The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.

Termination / Withdrawal Statement	The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Welltower Inc.
Form or Filing Type	S-3
File Number	333-264093
Filing Date	Oct. 29, 2024
Fee Paid with Fee Offset Source	$ 662,649.02